Related Parties (Details) - Schedule of benefits to key management personnel - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of benefits to key management personnel [Abstract]
Short-term benefits	$ 2,244	$ 1,412	$ 752
Share-based compensation	10,056	340	202
Token-based compensation	2,315	903	9
Fair value adjustment of INX Token and derivative liabilities	15,980
Total	$ 30,595	$ 2,655	$ 963